American Beacon SiM High Yield Opportunities Fund (SM)
Investment Objective
The Fund’s investment objective is to seek high current income and, secondarily, capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales discounts if you and your eligible family members invest, or agree to invest in the future, at least  $50,000 in the A Class shares of the American Beacon Funds. More information about these and other discounts is available from your financial professional and in “Choosing Your Share Class” in the prospectus and “Additional Purchase and Sale Information for A Class Shares” in the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees American Beacon SiM High Yield Opportunities Fund	A Class	C Class	Institutional Class	Y Class	Investor Class
Share classes	A	C	Institutional	Y	Investor
Maximum sales charge imposed on purchases (as a percentage of offering price)	4.75%	none	none	none	none
Maximum deferred sales charge load (as a % of the lower of original offering price or redemption proceeds)	none	1.00%	none	none	none
Redemption fee (as a percentage of amount redeemed; applies to the proceeds of shares redeemed within 90 days of purchase)	2.00%	2.00%	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses American Beacon SiM High Yield Opportunities Fund		A Class	C Class	Institutional Class	Y Class	Investor Class
Share classes		A	C	Institutional	Y	Investor
Management fees		0.50%	0.50%	0.50%	0.50%	0.50%
Distribution and/or service (12b-1) fees		0.25%	1.00%	none	none	none
Other expenses	[1]	1.06%	1.06%	0.81%	0.91%	1.19%
Total annual fund operating expenses		1.81%	2.56%	1.31%	1.41%	1.69%
Expense Waiver and Reimbursement		0.47%	0.47%	0.47%	0.47%	0.47%
Total annual fund operating expenses after expense waiver and reimbursement	[2]	1.34%	2.09%	0.84%	0.94%	1.22%
[1]	Expenses are based on estimated expenses expected to be incurred for the fiscal year ending August 31, 2011.
[2]	The Manager has contractually agreed to waive and/or reimburse the A Class, C Class, Institutional Class, Y Class and Investor Class of the Fund for Distribution Fees and Other Expenses, as applicable, through February 14, 2012 to the extent that Total Annual Fund Operating Expenses exceed 1.34% for the A Class, 2.09% for the C Class, 0.84% for the Institutional Class, 0.94% for the Y Class, and 1.22% for the Investor Class (excluding taxes, brokerage commissions, acquired fund fees and expenses and other extraordinary expenses such as litigation). The contractual expense arrangement can be changed by approval of a majority of the Fund's Board of Trustees. The Manager can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager's own reduction or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the percentage limit contractually agreed.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example American Beacon SiM High Yield Opportunities Fund (USD $)	Share classes	1 year	3 years
A Class	A	704	1,069
C Class	C	312	752
Institutional Class	Institutional	86	369
Y Class	Y	96	400
Investor Class	Investor	124	487

Assuming no redemption of shares:
Expense Example, No Redemption (USD $)	Share classes	1 year	3 years
American Beacon SiM High Yield Opportunities Fund C Class	C	212	752

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Portfolio turnover rate for the Fund’s last fiscal year is not provided because the Fund has not commenced operations prior to the date of this Prospectus.
Principal Investment Strategies

This Fund seeks to maximize current income by investing in a diversified portfolio of fixed income securities that are generally rated below investment grade (such as BB or lower by Standard & Poor’s Ratings Services or Fitch Ratings and/or Ba or lower by Moody's Investors Service, Inc.) or deemed to be below investment grade by the investment sub-advisor. These types of securities are commonly referred to as "high yield" or "junk" bonds."

The Fund seeks its investment objective by investing, under normal circumstances, at least 80% of the Fund's net assets in non-investment grade securities and/or financial instruments that provide exposure to non-investment grade securities. These financial instruments include options and futures contracts (including options and futures contracts on stock indices and currencies), forward contracts (including currency forward contracts), swap agreements and structured notes whose underlying assets are rated below investment grade.

The non-investment grade securities in which the Fund may invest include: corporate bonds, convertible securities, preferred stock, bank and senior loans, emerging market debt and Rule 144A securities. Non-investment-grade securities are securities rated below Ba or BB by Moody's, S&P or Fitch or, if unrated, determined by Strategic Income Management, LLC ("SiM" or "Sub-Advisor") to be of comparable quality. The Fund may invest in securities of foreign issuers, including those in emerging markets. The Fund has no limitations regarding the maturities of the debt securities it can buy, the market capitalization of the issuers of those securities or whether the securities are rated.

The remainder of the Fund's assets will be invested in any other securities that SiM believes are consistent with the Fund’s objective, including investment grade fixed-income securities, U.S. government securities, common stock, real estate investment trusts ("REITs"), loan participation interests, municipal securities, asset-backed and mortgage-backed securities, and income-producing equity securities, such as master limited partnerships ("MLPs"), income trusts and income deposit securities ("IDSs").

In selecting investments for the Fund, SiM uses an approach that combines different aspects of top down and bottom up analysis. As part of its top down analysis, SiM utilizes a core philosophy to identify positive long term trends. SiM then invests in sectors, industries and companies that will benefit from these trends. Concurrent with this core philosophy, SiM’s management seeks to take advantage of market volatility by analyzing and potentially investing in sectors, industries and companies undergoing a change in dynamics that has not been fully recognized by the market. Market volatility continually provides opportunities to capture value from these types of situations. Once potential investment opportunities are identified, SiM utilizes bottom up research to assess the fundamental strengths and weaknesses of each individual company and the best risk/reward security is chosen for inclusion in the portfolio.

SiM may reduce or sell the Fund’s portfolio securities for a variety of reasons, including if, in SiM's opinion, a security's value becomes fully recognized or there is a reassessment of the fundamental attributes of the security.

Principal Risks

The Fund is designed primarily for investors seeking current income from a fund that typically invests mainly in a variety of domestic and foreign high-yield, high-risk debt securities. Those investors should be willing to assume the credit risks of a fund that typically invests a significant amount of its assets in below investment-grade debt securities and the price changes in those securities that can occur when interest rates change. The Fund is not designed for investors who need an assured level of current income. The Fund is intended to be a long-term investment. The Fund is not a complete investment program and may not be appropriate for all investors. Investors should carefully consider their own investment goals and risk tolerance before investing in the Fund.

There is no assurance that the Fund will achieve its investment objective and you could lose money by investing in the Fund. The principal risks of investing in the Fund are:

Bank Loans and Senior Loans Risk

Bank loans and senior loans are subject to credit risk, interest rate risk, liquidity risk and the risk that the value of collateral, if any, securing the loan will be insufficient in the event of a default. Although senior loans have priority over an issuer’s unsecured or more junior debt, senior loans are subject to the risk that the loan could be subordinated to issuer’s other outstanding debt securities.

Credit Risk

An issuer or guarantor of a debt security, or the counterparty to a derivatives contract or a loan may fail to make timely payment of interest or principal or otherwise honor its obligations. A decline in an issuer's credit rating for any reason can cause the price of its bonds to go down. Since the Fund can invest without limitation in lower-quality debt securities considered speculative in nature, this risk will be substantial.

Derivatives Risk

The Fund may use derivatives for investment purposes or for hedging. Derivatives may involve significant risk. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. Derivatives may be illiquid and may be more volatile than other types of investments. The Fund may buy derivatives not traded on an exchange which may be subject to heightened liquidity and valuation risk. Derivative investments can increase portfolio turnover and transaction costs. Derivatives are subject to counterparty credit risk, which is the risk that a counterparty to a derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. As a result the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. In addition, the Fund's investments in derivatives are subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund's return, or create a loss.

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Structured Notes. Structured notes are subject to interest rate risk and credit risk. The price of structured notes may be very volatile and they may have a limited trading market, making it difficult to value them or sell them at an acceptable price.

Swap Agreements. Credit default swaps, including credit default swaps on baskets of securities (such as the CDX indices), are subject to credit risk on the underlying investment. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk.

Equity Securities Risk

Equity securities generally are subject to market risk. The Fund's investments in equity securities may include income producing equity securities such as, income trusts, master limited partnerships ("MLPs") and income deposit securities ("IDSs"), as well as common stock, preferred stock, convertible securities and real estate investment trusts ("REITs"). Investing in such securities may expose the Fund to additional risks.

Income Trusts may experience losses during periods of both low and high interest rates and may lack diversification. Investments in MLPs are subject to risks associated with limited voting rights, cash flow risk and dilution risk. The risks associated with investments in IDSs include the risk that the market for IDSs may be less liquid and that its value is affected by factors generally affecting common stock and subordinated debt securities. Preferred securities and convertible securities are subject to interest rate and credit risk. In addition, preferred securities are subject to risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights and convertible securities are subject to risks related to subordination and early conversion. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values.

Foreign Investing & Emerging Markets Risk

Investing in foreign securities and American Depository Receipts ("ADRs") carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility of foreign investments, (4) lack of uniform accounting, auditing and financial reporting standards, (5) less government regulation and supervision of foreign banks, stock exchanges, brokers and listed companies, (6) increased price volatility, and (7) delays in transaction settlement in some foreign markets. The risks of foreign investing mentioned above are heightened when investing in emerging markets.

High Yield Securities Risk

Investing in high yield, below investment-grade securities generally involves significantly greater risks of loss of your money than an investment in investment-grade securities. Compared with issuers of investment grade securities, high yield securities are more likely to encounter financial difficulties and to be materially affected by these difficulties. Rising interest rates may compound these difficulties and reduce an issuer's ability to repay principal and interest obligations. Issuers of lower-rated securities also have a greater risk of default or bankruptcy.

Interest Rate Risk

The Fund is subject to the risk that the market value of fixed income securities or derivatives it holds will decline due to rising interest rates. When interest rates rise, the prices of most fixed income securities go down. The prices of fixed income securities or derivatives are also affected by their maturity. Fixed income securities or derivatives with longer maturities generally have greater sensitivity to changes in interest rates.

Investment Risk

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them.

Loan Participation Interests and Investments in Loan Investment Pools Risk

Loan participation interests may be collateralized or uncollateralized and are subject to the credit risk of the servicing agent as well as the credit risk of the borrower. If the Fund purchases a participation interest, it may only be able to enforce its rights through the lender. The Fund can also buy interests in trusts and other entities that hold loan obligations. In that case the Fund will be subject to the trust's credit risks as well as the credit risk of the underlying loans.

Market Events

Turbulence in financial markets and reduced liquidity in credit and fixed-income markets may negatively affect many issuers worldwide which could affect the Fund.

Market Risk

Market risks, including political, regulatory, market and economic developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Fund's shares. Fixed income assets held by the Fund are subject to the risk that the lack of liquidity or other adverse credit market conditions may hamper the Fund's ability to purchase and sell the debt securities. Equity securities held by the Fund are subject to stock market risk, which involves the possibility that the value of the Fund’s investments in stocks will decline due to drops in the stock market. From time to time, certain securities held by the Fund may be difficult to value and sell at favorable times or prices. If the Fund is forced to sell securities to meet redemption requests, the Fund may have to sell those securities at a loss.

Municipal Securities Risk

Municipal securities are subject to credit risk where a municipal issuer of a security might not make interest and principal payments on a security as they become due. A downgrade in the issuer’s or security's credit rating can reduce the market value of the security. Municipal securities are also subject to interest rate risk.

Restricted Securities/Rule 144A Securities Risk

Rule 144A securities are restricted securities. They may be less liquid than other investments because, at times, such securities cannot be readily sold in broad public markets and the Fund might be unable to dispose of such securities promptly or at reasonable prices. A restricted security that was liquid at the time of purchase may subsequently become illiquid.

Security Selection Risk

Securities selected by SiM for the Fund may not perform to expectations. This could result in the Fund’s underperformance compared to other funds with similar investment objectives.

Unrated Securities

Some unrated securities may not have an active trading market or may be difficult to value, which means the Fund might have difficulty selling them promptly at an acceptable price.

Fund Performance
Performance information for the Fund is not provided because the Fund had not commenced operations prior to the date of this Prospectus.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Feb 14, 2011
Registrant Name	dei_EntityRegistrantName	AMERICAN BEACON FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000809593
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 14, 2011
Document Effective Date	dei_DocumentEffectiveDate	Feb 14, 2011
Prospectus Date	rr_ProspectusDate	Feb 14, 2011
American Beacon SiM High Yield Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	American Beacon SiM High Yield Opportunities Fund (SM)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek high current income
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	and, secondarily, capital appreciation.
Fees and Expenses of the Fund	abf809593_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales discounts if you and your eligible family members invest, or agree to invest in the future, at least  $50,000 in the A Class shares of the American Beacon Funds. More information about these and other discounts is available from your financial professional and in “Choosing Your Share Class” in the prospectus and “Additional Purchase and Sale Information for A Class Shares” in the statement of additional information.

Expense Breakpoint Discounts	abf809593_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales discounts if you and your eligible family members invest, or agree to invest in the future, at least $50,000 in the A Class shares of the American Beacon Funds. More information about these and other discounts is available from your financial professional and in "Choosing Your Share Class" in the prospectus and "Additional Purchase and Sale Information for A Class Shares" in the statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Expenses are based on estimated expenses expected to be incurred for the fiscal year ending August 31, 2011.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 14, 2012
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming no redemption of shares:
Portfolio Turnover	abf809593_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Portfolio turnover rate for the Fund’s last fiscal year is not provided because the Fund has not commenced operations prior to the date of this Prospectus.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

This Fund seeks to maximize current income by investing in a diversified portfolio of fixed income securities that are generally rated below investment grade (such as BB or lower by Standard & Poor’s Ratings Services or Fitch Ratings and/or Ba or lower by Moody's Investors Service, Inc.) or deemed to be below investment grade by the investment sub-advisor. These types of securities are commonly referred to as "high yield" or "junk" bonds."

The Fund seeks its investment objective by investing, under normal circumstances, at least 80% of the Fund's net assets in non-investment grade securities and/or financial instruments that provide exposure to non-investment grade securities. These financial instruments include options and futures contracts (including options and futures contracts on stock indices and currencies), forward contracts (including currency forward contracts), swap agreements and structured notes whose underlying assets are rated below investment grade.

The non-investment grade securities in which the Fund may invest include: corporate bonds, convertible securities, preferred stock, bank and senior loans, emerging market debt and Rule 144A securities. Non-investment-grade securities are securities rated below Ba or BB by Moody's, S&P or Fitch or, if unrated, determined by Strategic Income Management, LLC ("SiM" or "Sub-Advisor") to be of comparable quality. The Fund may invest in securities of foreign issuers, including those in emerging markets. The Fund has no limitations regarding the maturities of the debt securities it can buy, the market capitalization of the issuers of those securities or whether the securities are rated.

The remainder of the Fund's assets will be invested in any other securities that SiM believes are consistent with the Fund’s objective, including investment grade fixed-income securities, U.S. government securities, common stock, real estate investment trusts ("REITs"), loan participation interests, municipal securities, asset-backed and mortgage-backed securities, and income-producing equity securities, such as master limited partnerships ("MLPs"), income trusts and income deposit securities ("IDSs").

In selecting investments for the Fund, SiM uses an approach that combines different aspects of top down and bottom up analysis. As part of its top down analysis, SiM utilizes a core philosophy to identify positive long term trends. SiM then invests in sectors, industries and companies that will benefit from these trends. Concurrent with this core philosophy, SiM’s management seeks to take advantage of market volatility by analyzing and potentially investing in sectors, industries and companies undergoing a change in dynamics that has not been fully recognized by the market. Market volatility continually provides opportunities to capture value from these types of situations. Once potential investment opportunities are identified, SiM utilizes bottom up research to assess the fundamental strengths and weaknesses of each individual company and the best risk/reward security is chosen for inclusion in the portfolio.

SiM may reduce or sell the Fund’s portfolio securities for a variety of reasons, including if, in SiM's opinion, a security's value becomes fully recognized or there is a reassessment of the fundamental attributes of the security.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund is designed primarily for investors seeking current income from a fund that typically invests mainly in a variety of domestic and foreign high-yield, high-risk debt securities. Those investors should be willing to assume the credit risks of a fund that typically invests a significant amount of its assets in below investment-grade debt securities and the price changes in those securities that can occur when interest rates change. The Fund is not designed for investors who need an assured level of current income. The Fund is intended to be a long-term investment. The Fund is not a complete investment program and may not be appropriate for all investors. Investors should carefully consider their own investment goals and risk tolerance before investing in the Fund.

There is no assurance that the Fund will achieve its investment objective and you could lose money by investing in the Fund. The principal risks of investing in the Fund are:

Bank Loans and Senior Loans Risk

Bank loans and senior loans are subject to credit risk, interest rate risk, liquidity risk and the risk that the value of collateral, if any, securing the loan will be insufficient in the event of a default. Although senior loans have priority over an issuer’s unsecured or more junior debt, senior loans are subject to the risk that the loan could be subordinated to issuer’s other outstanding debt securities.

Credit Risk

An issuer or guarantor of a debt security, or the counterparty to a derivatives contract or a loan may fail to make timely payment of interest or principal or otherwise honor its obligations. A decline in an issuer's credit rating for any reason can cause the price of its bonds to go down. Since the Fund can invest without limitation in lower-quality debt securities considered speculative in nature, this risk will be substantial.

Derivatives Risk

The Fund may use derivatives for investment purposes or for hedging. Derivatives may involve significant risk. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. Derivatives may be illiquid and may be more volatile than other types of investments. The Fund may buy derivatives not traded on an exchange which may be subject to heightened liquidity and valuation risk. Derivative investments can increase portfolio turnover and transaction costs. Derivatives are subject to counterparty credit risk, which is the risk that a counterparty to a derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. As a result the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. In addition, the Fund's investments in derivatives are subject to the following risks:

Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund's return, or create a loss.

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Structured Notes. Structured notes are subject to interest rate risk and credit risk. The price of structured notes may be very volatile and they may have a limited trading market, making it difficult to value them or sell them at an acceptable price.

Swap Agreements. Credit default swaps, including credit default swaps on baskets of securities (such as the CDX indices), are subject to credit risk on the underlying investment. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk.

Equity Securities Risk

Equity securities generally are subject to market risk. The Fund's investments in equity securities may include income producing equity securities such as, income trusts, master limited partnerships ("MLPs") and income deposit securities ("IDSs"), as well as common stock, preferred stock, convertible securities and real estate investment trusts ("REITs"). Investing in such securities may expose the Fund to additional risks.

Income Trusts may experience losses during periods of both low and high interest rates and may lack diversification. Investments in MLPs are subject to risks associated with limited voting rights, cash flow risk and dilution risk. The risks associated with investments in IDSs include the risk that the market for IDSs may be less liquid and that its value is affected by factors generally affecting common stock and subordinated debt securities. Preferred securities and convertible securities are subject to interest rate and credit risk. In addition, preferred securities are subject to risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights and convertible securities are subject to risks related to subordination and early conversion. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values.

Foreign Investing & Emerging Markets Risk

Investing in foreign securities and American Depository Receipts ("ADRs") carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility of foreign investments, (4) lack of uniform accounting, auditing and financial reporting standards, (5) less government regulation and supervision of foreign banks, stock exchanges, brokers and listed companies, (6) increased price volatility, and (7) delays in transaction settlement in some foreign markets. The risks of foreign investing mentioned above are heightened when investing in emerging markets.

High Yield Securities Risk

Investing in high yield, below investment-grade securities generally involves significantly greater risks of loss of your money than an investment in investment-grade securities. Compared with issuers of investment grade securities, high yield securities are more likely to encounter financial difficulties and to be materially affected by these difficulties. Rising interest rates may compound these difficulties and reduce an issuer's ability to repay principal and interest obligations. Issuers of lower-rated securities also have a greater risk of default or bankruptcy.

Interest Rate Risk

The Fund is subject to the risk that the market value of fixed income securities or derivatives it holds will decline due to rising interest rates. When interest rates rise, the prices of most fixed income securities go down. The prices of fixed income securities or derivatives are also affected by their maturity. Fixed income securities or derivatives with longer maturities generally have greater sensitivity to changes in interest rates.

Investment Risk

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them.

Loan Participation Interests and Investments in Loan Investment Pools Risk

Loan participation interests may be collateralized or uncollateralized and are subject to the credit risk of the servicing agent as well as the credit risk of the borrower. If the Fund purchases a participation interest, it may only be able to enforce its rights through the lender. The Fund can also buy interests in trusts and other entities that hold loan obligations. In that case the Fund will be subject to the trust's credit risks as well as the credit risk of the underlying loans.

Market Events

Turbulence in financial markets and reduced liquidity in credit and fixed-income markets may negatively affect many issuers worldwide which could affect the Fund.

Market Risk

Market risks, including political, regulatory, market and economic developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Fund's shares. Fixed income assets held by the Fund are subject to the risk that the lack of liquidity or other adverse credit market conditions may hamper the Fund's ability to purchase and sell the debt securities. Equity securities held by the Fund are subject to stock market risk, which involves the possibility that the value of the Fund’s investments in stocks will decline due to drops in the stock market. From time to time, certain securities held by the Fund may be difficult to value and sell at favorable times or prices. If the Fund is forced to sell securities to meet redemption requests, the Fund may have to sell those securities at a loss.

Municipal Securities Risk

Municipal securities are subject to credit risk where a municipal issuer of a security might not make interest and principal payments on a security as they become due. A downgrade in the issuer’s or security's credit rating can reduce the market value of the security. Municipal securities are also subject to interest rate risk.

Restricted Securities/Rule 144A Securities Risk

Rule 144A securities are restricted securities. They may be less liquid than other investments because, at times, such securities cannot be readily sold in broad public markets and the Fund might be unable to dispose of such securities promptly or at reasonable prices. A restricted security that was liquid at the time of purchase may subsequently become illiquid.

Security Selection Risk

Securities selected by SiM for the Fund may not perform to expectations. This could result in the Fund’s underperformance compared to other funds with similar investment objectives.

Unrated Securities

Some unrated securities may not have an active trading market or may be difficult to value, which means the Fund might have difficulty selling them promptly at an acceptable price.

Risk Lose Money [Text]	rr_RiskLoseMoney	There is no assurance that the Fund will achieve its investment objective and you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Fund Performance	abf809593_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance information for the Fund is not provided because the Fund had not commenced operations prior to the date of this Prospectus.
American Beacon SiM High Yield Opportunities Fund | A Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SHOAX
Shareholder Fees	rr_ShareholderFeesAbstract
Share classes	rr_ShareholderFeesColumnName	A
Maximum sales charge imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum deferred sales charge load (as a % of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption fee (as a percentage of amount redeemed; applies to the proceeds of shares redeemed within 90 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share classes	rr_OperatingExpensesColumnName	A
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	1.06%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.81%
Expense Waiver and Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.47%
Total annual fund operating expenses after expense waiver and reimbursement	rr_NetExpensesOverAssets	1.34%	[2]
Example	rr_ExpenseExampleAbstract
Share classes	rr_ExpenseExampleByYearColumnName	A
1 year	rr_ExpenseExampleYear01	704
3 years	rr_ExpenseExampleYear03	1,069
American Beacon SiM High Yield Opportunities Fund | C Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SHOCX
Shareholder Fees	rr_ShareholderFeesAbstract
Share classes	rr_ShareholderFeesColumnName	C
Maximum sales charge imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge load (as a % of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption fee (as a percentage of amount redeemed; applies to the proceeds of shares redeemed within 90 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share classes	rr_OperatingExpensesColumnName	C
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	1.06%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.56%
Expense Waiver and Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.47%
Total annual fund operating expenses after expense waiver and reimbursement	rr_NetExpensesOverAssets	2.09%	[2]
Example	rr_ExpenseExampleAbstract
Share classes	rr_ExpenseExampleByYearColumnName	C
1 year	rr_ExpenseExampleYear01	312
3 years	rr_ExpenseExampleYear03	752
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	C
1 year	rr_ExpenseExampleNoRedemptionYear01	212
3 years	rr_ExpenseExampleNoRedemptionYear03	752
American Beacon SiM High Yield Opportunities Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SHOIX
Shareholder Fees	rr_ShareholderFeesAbstract
Share classes	rr_ShareholderFeesColumnName	Institutional
Maximum sales charge imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge load (as a % of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption fee (as a percentage of amount redeemed; applies to the proceeds of shares redeemed within 90 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share classes	rr_OperatingExpensesColumnName	Institutional
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.81%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.31%
Expense Waiver and Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.47%
Total annual fund operating expenses after expense waiver and reimbursement	rr_NetExpensesOverAssets	0.84%	[2]
Example	rr_ExpenseExampleAbstract
Share classes	rr_ExpenseExampleByYearColumnName	Institutional
1 year	rr_ExpenseExampleYear01	86
3 years	rr_ExpenseExampleYear03	369
American Beacon SiM High Yield Opportunities Fund | Y Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SHOYX
Shareholder Fees	rr_ShareholderFeesAbstract
Share classes	rr_ShareholderFeesColumnName	Y
Maximum sales charge imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge load (as a % of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption fee (as a percentage of amount redeemed; applies to the proceeds of shares redeemed within 90 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share classes	rr_OperatingExpensesColumnName	Y
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.91%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.41%
Expense Waiver and Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.47%
Total annual fund operating expenses after expense waiver and reimbursement	rr_NetExpensesOverAssets	0.94%	[2]
Example	rr_ExpenseExampleAbstract
Share classes	rr_ExpenseExampleByYearColumnName	Y
1 year	rr_ExpenseExampleYear01	96
3 years	rr_ExpenseExampleYear03	400
American Beacon SiM High Yield Opportunities Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SHYPX
Shareholder Fees	rr_ShareholderFeesAbstract
Share classes	rr_ShareholderFeesColumnName	Investor
Maximum sales charge imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge load (as a % of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption fee (as a percentage of amount redeemed; applies to the proceeds of shares redeemed within 90 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share classes	rr_OperatingExpensesColumnName	Investor
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	1.19%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.69%
Expense Waiver and Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.47%
Total annual fund operating expenses after expense waiver and reimbursement	rr_NetExpensesOverAssets	1.22%	[2]
Example	rr_ExpenseExampleAbstract
Share classes	rr_ExpenseExampleByYearColumnName	Investor
1 year	rr_ExpenseExampleYear01	124
3 years	rr_ExpenseExampleYear03	487

[1]	Expenses are based on estimated expenses expected to be incurred for the fiscal year ending August 31, 2011.
[2]	The Manager has contractually agreed to waive and/or reimburse the A Class, C Class, Institutional Class, Y Class and Investor Class of the Fund for Distribution Fees and Other Expenses, as applicable, through February 14, 2012 to the extent that Total Annual Fund Operating Expenses exceed 1.34% for the A Class, 2.09% for the C Class, 0.84% for the Institutional Class, 0.94% for the Y Class, and 1.22% for the Investor Class (excluding taxes, brokerage commissions, acquired fund fees and expenses and other extraordinary expenses such as litigation). The contractual expense arrangement can be changed by approval of a majority of the Fund's Board of Trustees. The Manager can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager's own reduction or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the percentage limit contractually agreed.